Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Summary of Significant Accounting Policies
Basis of Preparation

(a) Basis of Preparation

The accompanying unaudited condensed consolidated interim financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. In the opinion of management of the Partnership, all adjustments considered necessary for a fair presentation, which are of normal recurring nature, have been included. All intercompany balances and transactions are eliminated. The unaudited condensed consolidated financial statements do not include all the disclosures and information required for a complete set of annual financial statements; and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2018, which are included in the Partnership’s Annual Report on Form 20-F (the “2018 20-F”).

Significant accounting policies

(b) Significant Accounting Policies

Except as described below under (c)  Recent Accounting Pronouncements - Adoption of new accounting standards ”, the accounting policies adopted in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Partnership’s audited consolidated financial statements for the year ended December 31, 2018, as contained in the Partnership’s 2018 20-F.

Recently Adopted Accounting Standards and New Accounting Standards Not Yet Adopted

(c) Recent Accounting Pronouncements

Adoption of new accounting standards

In February 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-02, Leases (ASC 842), that amends the accounting guidance on leases for both lessors and lessees. On January 1, 2019, the Partnership adopted the new standard using the optional transition method to apply the new standard at the transition date of January 1, 2019 with no retrospective adjustments to prior periods. Consequently, the accounting and disclosures for the prior periods continue to be presented in accordance with the previous standard for leases.

The Partnership elected the package of practical expedients and has not reassessed whether any expired or existing contracts are, or contain leases, not reassessed lease classifications, and not reassessed initial direct costs for any existing leases. Additionally, the practical expedient of disregarding short-term leases for agreements with lease terms of 12 months or less as a lessee was adopted as an accounting policy for all underlying assets.

The Partnership’s time charter contracts include both a lease component, consisting of the lease of the vessel, and non-lease component, consisting of operation of the vessel for the customers. The Partnership has elected to use the practical expedient to not separate the non-lease component from the lease component for all such charters where the lease component is classified as an operating lease, and account for the combined components as an operating lease. Consequently, there were no changes to the timing or amount of revenue recognized, and therefore, no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessor accounting. Additional qualitative and quantitative disclosures are required and have been implemented for reporting periods beginning as of January 1, 2019, while prior periods are not adjusted and continue to be reported under the previous accounting standards. See Note 4—Operating Leases. The Partnership does not have any material leased assets.

Adoption of the new standard resulted in recording a right-of-use asset and a lease liability on the consolidated balance sheet for operating leases of $2.3 million and $2.3 million, respectively, as of January 1, 2019. There was no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessee accounting. As of June 30, 2019, the right-of-use asset and lease liability for operating leases was $2.1 million and $2.1 million, respectively, and are presented in separate lines on the balance sheets. See Note 4—Operating Leases.

Accounting pronouncements to be adopted

Recently issued accounting pronouncements are not expected to materially impact the Partnership.